Amortization of Capital Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Capital Leased Assets [Line Items]
Capital leases	$ 319	$ 353
Less accumulated amortization	171	188
Total	$ 148	$ 165